PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Lewis and Clark Pharmaceuticals, Inc. [Member]
Depreciation expense	$ 2,385	$ 4,220	$ 2,109	$ 3,491